Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
8.
Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022
	RMB	RMB

Balance at beginning of the year	1,803,415	1,803,415
Goodwill acquired during the year (Note 3)	—	16,511
Impairment losses	—	(1,819,926)
Balance at ending of the year	1,803,415	—

During the year ended December 31, 2022, the Group has one reporting unit. The Group performed qualitative assessment for the reporting unit and considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations.

The Group recorded an impairment loss of nil, nil and RMB1,819,926 for the years ended December 31, 2020, 2021 and 2022, respectively.